Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans

9. Employee Benefit Plans

The components of net periodic cost for our defined benefit pension plan and for our postretirement benefit plan are included in the following tables:

	Nine Months Ended September 30,
Net Periodic Pension Cost	2018	2017
Interest cost	$12.3	$12.9
Actuarial loss amortization	10.8	9.6
Less: Expected return on plan assets	(19.5)	(19.8)

Net periodic pension cost	$3.6	$2.7

	Nine Months Ended September 30,
Net Periodic Postretirement Benefit	2018	2017
Service benefit	$(0.3)	$(0.3)
Interest cost	0.3	0.3
Actuarial gain amortization	(1.8)	(1.8)

Net periodic postretirement benefit gain	$(1.8)	$(1.8)

11. Employee Benefit Plans

Ceridian maintains numerous benefit plans for current and former employees. As of December 31, 2017, our current active benefit plans include defined contributions plans for substantially all employees. All other defined benefit plans have been frozen.

Defined Contribution Plans

Ceridian maintains defined contribution plans that provide retirement benefits to substantially all of our employees. Contributions are based upon the contractual obligations of each respective plan. We recognized expense of $7.5, $7.0, and $7.1 for the years ended December 31, 2017, 2016, and 2015, respectively, with regard to employer contributions to these plans.

Defined Benefit Plans

Ceridian maintains defined benefit pension plans covering certain of our current and former U.S. employees (the U.S. defined benefit plan and nonqualified defined benefit plan, collectively referred to as our “defined benefit plans”), as well as other postretirement benefit plans for certain U.S. retired employees that include heath care and life insurance benefits.

Pension Benefits

The largest defined benefit pension plan (the “U.S. defined benefit plan”) is a defined benefit plan for certain current and former U.S. employees that closed to new participants on January 2, 1995. In 2007, the U.S. defined benefit plan was amended (1) to exclude from further participation any participant or former participant who was not employed by the Parent or another participating employer on January 1, 2008, (2) to discontinue participant contributions, and (3) to freeze the accrual of additional benefits as of December 31, 2007. The measurement date for pension benefit plans is December 31.

Assets of the U.S. defined benefit plan are held in an irrevocable trust and do not include any Ceridian securities. Benefits under this plan are generally calculated on final or career average earnings and years of participation in the plan. Most participating employees were required to permit salary reduction contributions to the plan on their behalf by the employer as a condition of active participation. Retirees and other former employees are inactive participants in this plan and constitute approximately 98% of the plan participants. This plan is funded in accordance with funding requirements under the Employee Retirement Income Security Act of 1974, based on determinations of a third-party consulting actuary. Investment of the U.S. defined benefit plan assets in Ceridian securities is prohibited by the investment policy. We made a contribution amounting to $21.1 in 2017 to the U.S. defined benefit plan. We expect to make contributions to the U.S. benefit plan amounting to $18.5 during 2018. As a result of the Comdata merger on November 14, 2014, Comdata and its subsidiaries are no longer included in the group of companies that are obligated under the U.S. defined benefit plan.

Ceridian also sponsors a nonqualified supplemental defined benefit plan (the “nonqualified defined benefit plan”), which is unfunded and provides benefits to selected U.S. employees in addition to the U.S. defined benefit plan. We made contributions to the nonqualified defined benefit plan amounting to $1.9 in 2017 and expect to make contributions of $1.8 during 2018.

We account for our defined benefit plans using actuarial models. These models use an attribution approach that generally spreads the effect of individual events over the estimated life expectancy of the employees in such plans. These events include plan amendments and changes in actuarial assumptions such as the expected long-term rate of return on plan assets, discount rate related to the benefit obligation, rate of active participants’ compensation increases and mortality rates.

One of the principal components of the net periodic pension calculation is the expected long-term rate of return on plan assets. The required use of expected long-term rate of return on plan assets may result in recognized pension income that is greater or less than the actual returns of those plan assets in any given year. Over time, however, the expected long-term returns are designed to approximate the actual long-term returns that contribute to the settlement of the liability. Differences between actual and expected returns are recognized in the net periodic pension calculation over three years. We use long-term historical actual return information, the mix of investments that comprise plan assets, and future estimates of long-term investment returns by reference to external sources to develop our expected return on plan assets.

The discount rate assumption is used to determine the benefit obligation and the interest portion of the net periodic pension cost (credit) for the following year. We utilize a full yield curve approach for our discount rate assumption by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. As of December 31, 2017, a 25 basis point decrease in the discount rate would result in a $0.2 decrease to expense for all pension plans.

At December 31, 2016, we updated our mortality assumptions utilizing an improvement scale issued by the Society of Actuaries in October 2016, which resulted in a $12.0 decrease in the projected benefit obligation. At December 31, 2017, we updated our mortality assumptions utilizing an improvement scale issued by the Society of Actuaries in October 2017, which resulted in a $6.0 reduction in the projected benefit obligation.

The funded status of defined benefit plans represents the difference between the projected benefit obligation and the plan assets at fair value. The projected benefit obligation of defined benefit plans exceeded the fair value of plan assets by $154.4 and $189.5 at December 31, 2017 and 2016, respectively. We are required to record the unfunded status as a liability in our consolidated balance sheets and recognize the change in the funded status in comprehensive income, net of deferred income taxes.

The projected future payments to participants from defined benefit plans are included in the table below.

Years Ending December 31,	Amount
2018	$46.8
2019	46.3
2020	45.4
2021	44.4
2022	43.1
Next five years	$193.5

The accompanying tables reflect the combined funded status and net periodic pension cost and combined supporting assumptions for the defined benefit elements of our defined benefit plans.

	Year Ended December 31,
	2017	2016
Funded Status of Defined Benefit Retirement Plans at Measurement Date
Change in Projected Benefit Obligation During the Year:
Projected benefit obligation at beginning of year	$605.9	$636.0
Service cost	—	—
Interest cost	17.2	18.2
Actuarial loss	20.3	4.3
Benefits paid and plan expenses	(50.4)	(52.6)

Projected benefit obligation at end of year	$593.0	$605.9

Change in Fair Value of Plan Assets During the Year:
Plan assets at fair value at beginning of year	416.4	410.1
Actual return on plan assets	49.6	20.5
Employer contributions	23.0	38.4
Benefits paid and plan expenses	(50.4)	(52.6)

Plan assets at fair value at end of year	438.6	416.4

Funded status of plans	$(154.4)	$(189.5)

	December 31,
	2017	2016
Amounts recognized in Consolidated Balance Sheets
Current liability	$20.3	$27.1
Noncurrent liability	134.1	162.4

Amounts recognized in Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss, net of tax of $91.5 and $91.5, respectively	$151.4	$167.2

The other comprehensive (income) loss related to pension benefit plans is as follows:

	Year Ended December 31,
	2017	2016	2015
Net actuarial (gain) loss	$(3.0)	$9.5	$2.2
Amortization of net actuarial loss	(12.8)	(12.5)	(13.3)
Tax expense	—	0.1	—

Other comprehensive income, net of tax	$(15.8)	$(2.9)	$(11.1)

	Year Ended December 31,
	2017	2016	2015
Assumption Used in Calculations
Discount rate used to determine net benefit cost	3.63%	3.76%	3.50%
Expected return on plan assets	6.30%	6.30%	6.50%
Discount rate used to determine benefit obligations	3.25%	3.63%	3.76%

	Year Ended December 31,
	2017	2016	2015
Net Periodic Pension Cost
Interest cost	$17.2	$18.2	$23.3
Expected return on plan assets	(26.3)	(25.7)	(26.6)
Actuarial loss amortization	12.8	12.5	13.3

Net periodic pension cost	$3.7	$5.0	$10.0

The accumulated benefit obligation of defined benefit plans was $593.0 and $605.9 as of December 31, 2017 and 2016, respectively.

The amount in accumulated other comprehensive loss that is expected to be recognized as a component of net periodic pension cost during 2018 is a net actuarial loss of $14.2.

Our overall investment strategy for the U.S. defined benefit plan is to achieve a mix of approximately 75% of investments for long term growth, 23% for liability hedging purposes and 2% for near-term benefit payments. Target asset allocations are based upon actuarial and capital market studies performed by experienced outside consultants. The target allocations for the growth assets are 38% fixed income, 27% domestic equities, 25% international equities and 10% hedge funds. Specifically, the target allocation is managed through investments in fixed income securities, equity funds, collective investment funds, partnerships and other investment types. The underlying domestic equity securities include exposure to large/mid-cap companies and small-cap companies. Fixed income securities include corporate debt, mortgage-backed securities, U.S. Treasury and U.S. agency debt, emerging market debt and high yield debt securities. The alternative investment strategy is allocated to investments in hedge funds. The liability hedging portfolio fair value is intended to move in a direction that partially offsets the increase or decrease in the liabilities resulting from changes in interest rates. To achieve this objective, the portfolio will invest in U.S. Treasury strips and various interest rate derivatives contracts. We hire outside managers to manage all assets of the U.S. defined benefit plan.

In determining the fair values of the defined benefit plan’s assets, we have elected to evaluate the fair value of certain investments using net asset value per share. These investments do not have any significant unfunded commitments, conditions or restrictions on redemption, or any other significant restriction on their sale. The fair values of the defined benefit plan’s assets at December 31, 2017, by asset category are as follows:

	Total	Level 1	Level 2	Level 3
Investments, at fair value:
Short-term investments	$36.8	$36.8	$—	$—
Derivatives (a)	14.8	—	14.8
Government securities	88.1	—	88.1	—
Corporate debt securities	18.3	—	18.3	—
Collective investment funds:	—
Domestic equity (b)	144.4	—	144.4	—
Foreign equity (b)	57.5	—	57.5	—
Foreign bond (c)	41.8	—	41.8	—
Partnerships (d)	35.3	—	35.3	—
Hedge fund of funds (e)	1.6	—	1.6	—

Total investments, at fair value	$438.6	$36.8	$401.8	$—

The fair values of our defined benefit plan’s assets at December 31, 2016, by asset category are as follows:

	Total	Level 1	Level 2	Level 3
Investments, at fair value:
Short-term investments	$34.0	$34.0	$—	$—
Derivatives (a)	19.0		19.0
Government securities	88.9	—	88.9	—
Corporate debt securities	25.5	—	25.5	—
Collective investment funds:
Domestic equity (b)	66.7	—	66.7	—
Foreign equity (b)	86.0	—	86.0	—
Foreign bond (c)	33.3	—	33.3	—
Partnerships (d)	32.7	—	32.7	—
Hedge fund of funds (e)	30.3	—	30.3	—

Total investments, at fair value	$416.4	$34.0	$382.4	$—

(a)	Funds in this category invest in interest rate swaps to reduce exposure to long-term interest rate risk and to achieve overall investment portfolio objectives.
(b)	Funds in this category invest in a diversified portfolio of domestic and/or foreign stocks to achieve a long-term rate of return.
(c)	Funds in this category invest in various types of domestic and/or foreign debt securities to achieve a long-term rate of return while preserving capital.
(d)	Funds within this category invest in a bond fund partnership which holds various types of domestic debt securities to achieve a long-term rate of return while preserving capital.
(e)

Funds within this category invest in various underlying hedge funds and are designed to provide superior risk adjusted returns as well as portfolio diversification relative to traditional asset classes.

Postretirement Benefits

Ceridian provides health care and life insurance benefits for eligible retired employees, including individuals who retired from operations we subsequently sold or discontinued. Ceridian sponsors several health care plans in the United States for both pre- and post-age 65 retirees. The contributions to these plans differ for various groups of retirees and future retirees. Most retirees outside of the United States are covered by governmental health care programs, and our cost is not significant. The measurement date for postretirement benefit plans is December 31.

The discount rate assumption is used to determine the benefit obligation and the interest portion of the net periodic postretirement cost (credit) for the following year. Historically, we employed a process that analyzed three independently prepared yield curves, taking into consideration the timing of the estimated postretirement payments in arriving at a discount rate. During 2015, we changed our method for determining the postretirement plan accounting discount rate assumption. We utilize a full yield curve approach for our discount rate assumption by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. As of December 31, 2017, a 25 basis point decrease in the discount rate would result in an immaterial impact on expense for the postretirement plan.

The accompanying tables present the amounts and changes in the aggregate benefit obligation and the components of net periodic postretirement benefit cost for U.S. plans. We fund these costs as they become due.

	Year Ended December 31,
	2017	2016
Funded Status of Postretirement Health Care and Life Insurance Plans
Change in Benefit Obligation:
At beginning of year	$21.0	$23.2
Interest cost	0.5	0.6
Participant contributions	1.1	1.2
Actuarial gain	(0.7)	(1.4)
Benefits paid	(2.3)	(2.6)

At end of year	$19.6	$21.0

Change in Plan Assets:
At beginning of year	$—	$—
Company contributions	1.2	1.5
Participant contributions	1.1	1.1
Benefits paid	(2.3)	(2.6)

At end of year	—	—

Funded Status	$(19.6)	$(21.0)

	December 31,
	2017	2016
Amounts recognized in Consolidated Balance Sheets
Current liability	$2.4	$2.6
Noncurrent liability	17.2	18.4
Amounts recognized in Accumulated Other Comprehensive Loss
Accumulated other comprehensive income, net of tax of $(9.9) and $(9.9), respectively	$(8.9)	$(10.9)

The other comprehensive (income) loss related to postretirement benefits is as follows:

	Year Ended December 31,
	2017	2016	2015
Net actuarial gain	$(0.7)	$(1.4)	$(4.5)
Amortization of net actuarial gain	2.7	2.6	2.0
Tax expense	—	—	—

Other comprehensive loss (income), net of tax	$2.0	$1.2	$(2.5)

	Year Ended December 31,
	2017	2016	2015
Net Periodic Postretirement Benefit
Service cost	$—	$—	$—
Interest cost	0.5	0.6	0.9
Actuarial gain amortization	(2.4)	(2.3)	(1.7)
Prior service credit amortization	(0.3)	(0.3)	(0.3)

Net periodic postretirement benefit gain	$(2.2)	$(2.0)	$(1.1)

The amount in accumulated other comprehensive loss that is expected to be recognized as a component of net periodic postretirement benefit cost during 2018 is a $2.5 gain, comprised of $2.2 of actuarial gain and $0.3 of prior service credit.

The assumed health care cost trend rate represents the rate at which health care costs are assumed to increase. The assumed health care cost trend rate used in measuring the benefit obligation in 2017 is 6.75% for pre-age 65 retirees and 7.25% for post-age 65 retirees. These rates are assumed to decrease gradually to the ultimate health care cost trend rate of 4.5% in 2028 for both groups. A one percent increase in this rate would increase the benefit obligation at December 31, 2017, by $0.9 million and would have an immaterial impact on the interest cost for 2017. A one percent decrease in this rate would decrease the benefit obligation at December 31, 2017, by $0.8 million and would have an immaterial impact on the interest cost for 2017.

	Year Ended December 31,
	2017	2016	2015
Assumption Used in Calculations
Weighted average discount rate used to determine net periodic postretirement cost (credit)	3.26%	3.38%	3.25%
Weighted average discount rate used to determine benefit obligation at measurement date	3.01%	3.26%	3.38%

The projected future postretirement benefit payments and future receipts from the federal subsidy for each of the next five years and the five-year period following are included in the table below.

Years Ending December 31,	Payments	Receipts
2018	$2.5	$0.1
2019	2.2	0.1
2020	2.1	0.1
2021	2.0	0.1
2022	1.9	0.1
Next five years	$7.3	$0.3